PROPERTY, PLANT AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	¥ 46,971	¥ 80,161	¥ 55,124
Impairment charge	¥ 0	¥ 0	¥ 0